Employee Benefits - Summary of Excess (deficit) of Fair Value of Assets Over Benefit Obligation for wholly Unfunded Plans and Wholly or Partly Funded Plans (Detail) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Pension plans [member]
Disclosure of defined benefit plans [line items]
Excess (deficit) of fair value of assets over total benefit obligation	$ 369	$ 470
Effect of asset limitation and minimum funding requirement	(208)	(55)
Net asset (liability) at end of year	161	415
Pension plans [member] | Unfunded plans [member]
Disclosure of defined benefit plans [line items]
Benefit obligation	362	339
Pension plans [member] | Wholly Funded and Partly Funded Plans [member]
Disclosure of defined benefit plans [line items]
Benefit obligation	8,529	7,330
Fair value of assets	9,260	8,139
Excess (deficit) of fair value of assets over total benefit obligation	731	809
Other benefit plans [member]
Disclosure of defined benefit plans [line items]
Excess (deficit) of fair value of assets over total benefit obligation	(1,063)	(1,001)
Net asset (liability) at end of year	(1,063)	(1,001)
Other benefit plans [member] | Unfunded plans [member]
Disclosure of defined benefit plans [line items]
Benefit obligation	930	873
Other benefit plans [member] | Wholly Funded and Partly Funded Plans [member]
Disclosure of defined benefit plans [line items]
Benefit obligation	217	241
Fair value of assets	84	113
Excess (deficit) of fair value of assets over total benefit obligation	$ (133)	$ (128)